Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income for the year	$ 1,047,610,000	$ 663,000	$ 14,266,000
Adjustments to reconcile net income to net cash generated from operating activities
Depreciation of property and equipment	4,970,000	4,686,000	4,427,000
Amortization of intangible assets	3,519,000	1,808,000	1,101,000
Amortization of operating lease assets	1,046,000	434,000	551,000
Credit loss expenses/(write-back), net	(262,000)	288,000	100,000
Losses/(gains) on disposal of property and equipment	74,000	(82,000)	1,000
Gains on modification of operating leases	(30,000)		(33,000)
Share-based compensation expenses	3,840,000	2,453,000	9,676,000
Net unrealized investment income from short-term investments	(378,000)	(1,078,000)	(1,390,000)
Impairment of property and equipment	0	0	1,146,000
Impairment of intangible assets	2,515,000
Write-downs of inventories	470,000	25,000
Impairment of goodwill		20,748,000
Impairment on long-term investments	996,000	1,407,000	0
Fair value changes on long-term investments	(1,032,989,000)
Gains from disposal of long-term investments and subsidiaries	(1,128,000)	(861,000)	(24,000)
Interest expense accrued on long-term payables	93,000	93,000	93,000
Deferred income taxes	(2,876,000)	(10,068,000)	(428,000)
Changes in operating assets and liabilities:
Accounts receivable	(27,371,000)	(2,037,000)	(1,997,000)
Prepayments and other assets	(3,945,000)	290,000	(408,000)
Due from/to related parties	(464,000)	734,000	(1,665,000)
Accounts payable	15,596,000	(1,519,000)	(598,000)
Inventories	387,000	925,000	(1,804,000)
Contract liabilities	3,564,000	3,575,000	(1,954,000)
Income tax payable	(5,706,000)	3,080,000	904,000
Accrued liabilities and other payables	22,781,000	5,437,000	3,134,000
Lease liabilities	167,000	(25,000)	618,000
Net cash generated from operating activities	32,479,000	30,976,000	25,716,000
Cash flows from investing activities
Purchase of short-term investments	(601,847,000)	(479,453,000)	(378,162,000)
Proceeds from collection upon maturities of short-term investments	566,297,000	470,245,000	360,735,000
Purchase of property and equipment	(5,349,000)	(8,026,000)	(3,992,000)
Purchase of intangible assets	(447,000)	(322,000)	(499,000)
Payments for long-term investments	(3,225,000)	(3,103,000)	(1,418,000)
Cash paid for a business combination, net of cash acquired	(52,134,000)	(2,125,000)
Proceeds from disposal of property and equipment	155,000	114,000	15,000
Proceeds from disposal of long-term investments		2,300,000	22,000
Repayment/(payment) of loans to employees	396,000	(978,000)	(599,000)
Loan to third parties		(565,000)
Payments for disposal of subsidiaries	(2,942,000)
Net cash used in investing activities	(99,096,000)	(21,913,000)	(23,898,000)
Cash flows from financing activities
Repurchase of common shares	(951,000)	(7,693,000)	(4,687,000)
Proceeds from bank borrowings	62,537,000	33,387,000	4,254,000
Repayment of bank borrowings	(16,106,000)	(26,619,000)	(13,091,000)
Net cash (used in)/generated from financing activities	45,480,000	(925,000)	(13,524,000)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(21,137,000)	8,138,000	(11,706,000)
Effect of exchange rates on cash and cash equivalents, and restricted cash	1,416,000	(1,393,000)	(2,300,000)
Cash and cash equivalents at beginning of the year	177,329,000	170,802,000	177,154,000
Restricted cash at beginning of the year	218,000		7,654,000
Cash, cash equivalents and restricted cash at beginning of the year	177,547,000	170,802,000	184,808,000
Cash and cash equivalents at end of the year	157,020,000	177,329,000	170,802,000
Restricted cash at end of year	806,000	218,000
Cash, cash equivalents and restricted cash at end of the year	157,826,000	177,547,000	170,802,000
Supplemental disclosure of cash flow information
Income tax paid	4,221,000	4,200,000	2,532,000
Interest paid	1,178,000	578,000	1,376,000
Non-cash investing and financing activities
Purchase of property and equipment in form of other payables	130,000	32,000	148,000
Acquisition of operating lease assets	1,586,000	324,000	$ 275,000
Addition of long-term investments in form of other payables	2,350,000	$ 696,000
Unpaid cash consideration for acquisition	$ 12,733,000